LOANS (Details 5) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011
Loans
30-59 Days Past Due	$ 1,458,000	$ 1,198,000		$ 2,007,000
60-89 Days Past Due	800,000	1,390,000		1,202,000
Greater than 90 Days and Accruing	54,000	55,000		25,000
Nonaccrual	5,052,000	4,715,000		5,403,000
Total Past Due	7,364,000	7,358,000		8,637,000
Current	337,700,000	324,753,000		315,674,000
Total Loans	345,064,000	332,111,000	323,534,000	324,311,000
Recorded investment in loans for which the allowance was previously measured under a general allowance methodology and are now impaired under ASC 310-10-35		3,300,000		7,700,000
Allowance for loans losses in loans for which the allowance was previously measured under a general allowance methodology and are now impaired under ASC 310-10-35				2,000
Commercial
Loans
30-59 Days Past Due	60,000	17,000		147,000
60-89 Days Past Due	9,000	107,000		123,000
Nonaccrual	80,000	85,000		12,000
Total Past Due	149,000	209,000		282,000
Current	19,791,000	20,715,000		20,326,000
Total Loans	19,940,000	20,924,000	19,469,000	20,608,000
Real estate: Construction
Loans
Current	16,110,000	13,052,000		11,767,000
Total Loans	16,110,000	13,052,000	11,739,000	11,767,000
Real estate: Mortgage-residential
Loans
30-59 Days Past Due	240,000	311,000		391,000
60-89 Days Past Due	224,000	378,000		95,000
Greater than 90 Days and Accruing	54,000
Nonaccrual	816,000	357,000		623,000
Total Past Due	1,334,000	1,046,000		1,109,000
Current	36,172,000	37,846,000		37,228,000
Total Loans	37,506,000	38,892,000	36,861,000	38,337,000
Real estate: Mortgage-commercial
Loans
30-59 Days Past Due	1,019,000	627,000		1,382,000
60-89 Days Past Due	538,000	898,000		966,000
Greater than 90 Days and Accruing		55,000		25,000
Nonaccrual	4,151,000	4,263,000		4,749,000
Total Past Due	5,708,000	5,843,000		7,122,000
Current	232,226,000	220,732,000		213,166,000
Total Loans	237,934,000	226,575,000	223,595,000	220,288,000
Consumer: Home equity
Loans
30-59 Days Past Due	118,000	211,000		45,000
60-89 Days Past Due	26,000
Total Past Due	144,000	211,000		45,000
Current	25,867,000	26,962,000		27,931,000
Total Loans	26,011,000	27,173,000	26,778,000	27,976,000
Consumer: Other
Loans
30-59 Days Past Due	21,000	32,000		42,000
60-89 Days Past Due	3,000	7,000		18,000
Nonaccrual	5,000	10,000		19,000
Total Past Due	29,000	49,000		79,000
Current	7,534,000	5,446,000		5,256,000
Total Loans	$ 7,563,000	$ 5,495,000	$ 5,092,000	$ 5,335,000